Land use right, net (Tables)	12 Months Ended
Dec. 31, 2018
Land use right net [Abstract]
Schedule of Land use Right
Land use right, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Land use right	—	101,007	14,691
Less: Accumulated amortization	—	(171)	(25)
Net book value	—	100,836	14,666